INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS
NOTE 15:     INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS

A.     Revenues by Geographic Area - as Percentage of Total Revenue

Years ended December 31, 2024, 2023 and 2022:

Details	2024	2023	2022
USA	42%	46%	49%
Japan	16	17	16
Asia (other than Japan)	33	27	26
Europe	9	10	9
Total	100%	100%	100%

The basis of attributing revenues from external customers to a certain geographic area is based on the headquarters’ location of the customer issuing the purchase order.

B.     Long-Lived Assets by Geographic Area

Substantially all of Tower’s long-lived assets are located in Israel, substantially all of TSNB’s and TSSA’s long-lived assets are located in the United States, substantially all of TPSCo’s long-lived assets are located in Japan and substantially all of TSIT’s long-lived assets are located in Italy.

As of December 31, 2024 and 2023:

Details	2024	2023
Israel	$279,023	$254,868
United States	322,947	250,560
Europe	452,557	371,583
Japan	232,095	278,918
	$1,286,622	$1,155,929

C.     Major Customers - as Percentage of Net Accounts Receivable Balance

As of December 31, 2024, two customers exceeded 10% of the net accounts receivable balance. As of December 31, 2023, one customer exceeded 10% of the net accounts receivable balance.

D.     Major Customers - as Percentage of Total Revenue

Years ended December 31, 2024, 2023 and 2022:

Details	2024	2023	2022
Customer A	13%	14%	14%
Customer B	11	9	9
Other customers *	16	21	24

*
Represents aggregated revenue to three customers that accounted for between 3% and 9% of total revenue during 2024, to three customers that accounted for between 3% and 9% of total revenue during 2023, and to four customers that accounted for between 4% and 8% of total revenue during 2022.

E.     Reportable Segment

(i) The Company believes it is driving its revenues from a single reportable segment, which is its analog foundry operations that is providing semiconductor solutions offering a broad range of process technologies. To provide the capacity and expanded capabilities for its customers, as of December 31, 2024, the Company owns multiple facilities and is sharing capacity and/ or ownership in other facilities as described in Note 1.

(ii) Since the Company has a single reportable segment, the accounting policies of the segment are the same as those described in the summary of significant accounting policies. The chief operating decision maker (“CODM”) assesses performance and decides how to allocate resources based on the consolidated results of the Company.

(iii) Since the Company has a single reportable segment, its CODM does not allocate resources among segments but is responsible for allocating the entity’s resources. The CODM uses the consolidated measures of profit or loss mostly when assessing performance rather than allocating resources.

(iv) Since the Company has a single reportable segment, it manages its business activities on a consolidated basis.

(v) The Company’s chief operating decision maker is the chief executive officer of the Company.